Investments - Summary of Equity Securities Without Readily Determinable Fair Values (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amounts at the end of the period	¥ 402,194	¥ 419,775
Downward adjustments and impairments	3,800	2,435
Upward adjustments	¥ 9,104	¥ 9,128